Twenty Twelve Actions Net Charges for Exit Disposal and Transformation Actions and Related Reserve Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2012	$ 200
Charges recognized in discontinued operations	12
Cash payments	(155)
Non-cash charges	1
Accrued cost at period end	58
Employee Termination And Other Benefits
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2012	28
Charges recognized in discontinued operations	7
Cash payments	(10)
Accrued cost at period end	25
It And Other Costs
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2012	117
Cash payments	(94)
Non-cash charges	(7)
Accrued cost at period end	16
Non-Cancellable Leases/Contractual Obligations
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2012	55
Charges recognized in discontinued operations	5
Cash payments	(51)
Non-cash charges	8
Accrued cost at period end	$ 17